Taxation - Schedule of Components Loss Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
United Kingdom	$ 24,130	$ (620,591)	$ (447,808)
United States	(80,969)	(993,786)	(73,789)
Foreign Other	77,428	(300,409)	326,159
Income / (loss) from operations before taxes	$ 20,589	$ (1,914,786)	$ (195,438)